TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
Composition of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense
China	—	—	—	—
Other jurisdictions	—	—	—	—
Deferred taxation	6,324,015	24,295,298	(208,356,387)	(32,023,790)
China	(31,447,143)	(22,553,453)	(84,042,632)	(12,917,116)
Other jurisdictions	37,771,158	46,848,751	(124,313,755)	(19,106,674)
Change in valuation allowance	(6,324,015)	(30,374,580)	208,356,387	32,023,790
China	31,447,143	22,553,453	84,042,632	12,917,116
Other jurisdictions	(37,771,158)	(52,928,033)	124,313,755	19,106,674

Income tax benefit	—	(6,079,282)	—	—

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(1%)	(4%)	(2%)
Effect of future tax rate change	(1%)	(1%)	(22%)
Change of prior year deferred tax assets	(1%)	(1%)	(8%)
Change of valuation allowance	(2%)	(13%)	61%
Income not subject to tax and non-deductible expenses, net	(1%)	0%	(1%)
Effect of expired net operating loss	(19%)	(6%)	(53%)

Effective EIT rate	0%	0%	0%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	3,040,257	1,858,263	285,610
Temporary differences related to provision for advances to suppliers	533,377	533,377	81,979
Temporary differences related to provision for doubtful accounts	1,559,187	1,604,986	246,682
Other	8,142,650	6,859,651	1,054,309
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	32,411,960	23,180,705	3,562,809
Startup expenses and advertising fees	20,122,650	12,156,135	1,868,364
Temporary differences related to research and development credits	1,117,823	1,047,514	161,000
Temporary differences related to equity investments	1,629,449	2,599,887	399,595
Foreign tax credits	17,149,210	16,070,561	2,470,000
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	768,486
Tax loss carry forwards	519,393,542	330,832,639	50,848,045

Total deferred tax assets	610,100,105	401,743,718	61,746,879
Less: Valuation allowance	(610,100,105)	(401,743,718)	(61,746,879)

Total deferred tax assets	—	—	—

Significant components of deferred tax liabilities

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	US$
(Note 3)
Temporary differences related to amortization of intangible assets	—	—	—

Movement of Valuation Allowance on Deferred Tax Assets

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	US$
			(Note 3)
Balance at January 1,	579,725,527	610,100,105	93,770,669
Increase (decrease) in valuation allowance	30,374,578	(208,356,387)	(32,023,790)

Balance at December 31,	610,100,105	401,743,718	61,746,879